Quarterly Holdings Report
for

Fidelity® Series Small Cap Opportunities Fund

April 30, 2020

SMO-QTLY-0620
1.847958.113

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.9%
Cogent Communications Group, Inc.	260,700	$21,854,481
Iridium Communications, Inc. (a)	697,500	15,697,238
		37,551,719
Media - 0.8%
4Imprint Group PLC	268,939	6,361,324
Nexstar Broadcasting Group, Inc. Class A	80,700	5,652,228
Tegna, Inc.	1,453,380	15,580,234
The New York Times Co. Class A	277,600	9,027,552
		36,621,338

TOTAL COMMUNICATION SERVICES		74,173,057

CONSUMER DISCRETIONARY - 9.1%
Auto Components - 1.1%
Fox Factory Holding Corp. (a)	292,800	14,935,728
Standard Motor Products, Inc.	438,934	17,860,224
Stoneridge, Inc. (a)	730,400	14,629,912
		47,425,864
Diversified Consumer Services - 0.2%
Laureate Education, Inc. Class A (a)	1,034,900	9,800,503
Hotels, Restaurants & Leisure - 0.4%
Planet Fitness, Inc. (a)	137,700	8,307,441
Wendy's Co. (b)	489,500	9,721,470
		18,028,911
Household Durables - 2.0%
Helen of Troy Ltd. (a)	168,579	27,694,158
M.D.C. Holdings, Inc.	483,200	14,133,600
Skyline Champion Corp. (a)	742,900	14,642,559
Taylor Morrison Home Corp. (a)	945,700	13,759,935
TopBuild Corp. (a)	213,989	19,941,635
		90,171,887
Leisure Products - 1.4%
Acushnet Holdings Corp. (b)	719,000	19,700,600
Brunswick Corp.	198,600	9,477,192
Clarus Corp.	1,192,402	12,734,853
Johnson Outdoors, Inc. Class A	204,093	13,951,797
YETI Holdings, Inc. (a)(b)	239,800	6,620,878
		62,485,320
Specialty Retail - 1.7%
Lithia Motors, Inc. Class A (sub. vtg.)	140,900	15,577,904
Monro, Inc. (b)	326,381	18,110,882
Murphy U.S.A., Inc. (a)	225,400	24,072,720
Williams-Sonoma, Inc.	277,200	17,142,048
		74,903,554
Textiles, Apparel & Luxury Goods - 2.3%
Carter's, Inc.	179,100	14,005,620
Columbia Sportswear Co. (b)	157,200	11,458,308
Crocs, Inc. (a)	602,800	14,617,900
Deckers Outdoor Corp. (a)	187,300	27,862,748
Oxford Industries, Inc. (b)	290,400	12,173,568
Steven Madden Ltd.	900,447	22,574,206
		102,692,350

TOTAL CONSUMER DISCRETIONARY		405,508,389

CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 0.9%
BJ's Wholesale Club Holdings, Inc. (a)	777,100	20,445,501
Casey's General Stores, Inc.	78,200	11,840,262
Grocery Outlet Holding Corp.	182,900	6,085,083
		38,370,846
Food Products - 1.3%
Freshpet, Inc. (a)	192,400	14,508,884
Nomad Foods Ltd. (a)	676,000	13,932,360
Post Holdings, Inc. (a)	138,000	12,675,300
The Simply Good Foods Co. (a)	802,100	15,119,585
		56,236,129
Household Products - 0.4%
Central Garden & Pet Co. (a)	303,900	10,010,466
Reynolds Consumer Products, Inc.	295,500	9,583,065
		19,593,531
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)	833,400	14,609,502
Inter Parfums, Inc.	28,102	1,255,878
		15,865,380

TOTAL CONSUMER STAPLES		130,065,886

ENERGY - 1.7%
Energy Equipment & Services - 0.1%
Liberty Oilfield Services, Inc. Class A (b)	1,546,623	7,300,061
Oil, Gas & Consumable Fuels - 1.6%
Delek U.S. Holdings, Inc. (b)	952,400	22,238,540
Diamondback Energy, Inc.	226,993	9,883,275
EQT Corp.	436,300	6,365,617
Northern Oil & Gas, Inc. (a)(b)	10,027,715	8,395,203
PDC Energy, Inc. (a)	926,977	12,041,431
WPX Energy, Inc. (a)	1,817,510	11,141,336
		70,065,402

TOTAL ENERGY		77,365,463

FINANCIALS - 15.6%
Banks - 7.4%
BancFirst Corp.	300,684	11,579,341
Camden National Corp.	376,724	12,337,711
City Holding Co.	365,680	24,716,311
Community Bank System, Inc.	359,300	22,452,657
ConnectOne Bancorp, Inc.	966,506	14,439,600
First Bancorp, Puerto Rico	4,097,885	23,890,670
First Citizens Bancshares, Inc.	63,700	24,333,400
First Interstate Bancsystem, Inc.	194,754	6,582,685
First Merchants Corp.	878,570	24,872,317
Glacier Bancorp, Inc.	753,700	28,700,896
Heartland Financial U.S.A., Inc.	688,815	23,399,046
Independent Bank Corp., Massachusetts	378,000	27,552,420
Popular, Inc.	467,900	18,056,261
Preferred Bank, Los Angeles	308,380	11,764,697
Trico Bancshares	831,777	25,053,123
United Community Bank, Inc.	1,271,200	26,879,524
WesBanco, Inc.	149,778	3,696,521
		330,307,180
Capital Markets - 3.8%
AllianceBernstein Holding LP	1,176,400	27,551,288
Hamilton Lane, Inc. Class A	420,498	27,269,295
Houlihan Lokey	509,178	30,234,990
Lazard Ltd. Class A	412,900	11,354,750
Moelis & Co. Class A (b)	636,900	19,024,203
Morningstar, Inc.	164,838	25,708,134
PJT Partners, Inc.	561,213	27,297,400
		168,440,060
Consumer Finance - 0.6%
First Cash Financial Services, Inc.	395,300	28,398,352
Diversified Financial Services - 0.7%
Cannae Holdings, Inc. (a)	947,100	29,881,005
Insurance - 2.7%
Amerisafe, Inc.	367,200	23,379,624
Employers Holdings, Inc.	668,006	20,287,342
First American Financial Corp.	574,200	26,482,104
Old Republic International Corp.	946,900	15,103,055
Primerica, Inc.	145,700	15,139,687
White Mountains Insurance Group Ltd.	18,192	17,700,816
		118,092,628
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	669,400	18,288,008

TOTAL FINANCIALS		693,407,233

HEALTH CARE - 21.2%
Biotechnology - 11.0%
ACADIA Pharmaceuticals, Inc. (a)	235,502	11,377,102
Acceleron Pharma, Inc. (a)	278,900	25,248,817
Agios Pharmaceuticals, Inc. (a)	328,549	13,516,506
Amicus Therapeutics, Inc. (a)	1,650,800	19,495,948
Aprea Therapeutics, Inc.	384,700	12,229,613
Arcutis Biotherapeutics, Inc. (a)(b)	614,573	18,265,110
Argenx SE ADR (a)	171,600	25,137,684
Ascendis Pharma A/S sponsored ADR (a)	207,748	28,197,636
ChemoCentryx, Inc. (a)	319,700	16,947,297
Crinetics Pharmaceuticals, Inc. (a)	602,028	10,041,827
FibroGen, Inc. (a)	647,300	23,878,897
G1 Therapeutics, Inc. (a)	567,400	7,449,962
Immunomedics, Inc. (a)	1,202,700	36,538,026
Insmed, Inc. (a)	976,200	22,452,600
Intercept Pharmaceuticals, Inc. (a)	223,698	18,325,340
Ionis Pharmaceuticals, Inc. (a)	152,372	8,461,217
Kura Oncology, Inc. (a)	758,530	11,036,612
Mirati Therapeutics, Inc. (a)	183,600	15,613,344
Morphic Holding, Inc.	479,962	6,532,283
Neurocrine Biosciences, Inc. (a)	194,400	19,078,416
Passage Bio, Inc.	271,740	4,497,297
Principia Biopharma, Inc. (a)	414,300	25,761,174
Protagonist Therapeutics, Inc. (a)	1,324,329	8,939,221
Revolution Medicines, Inc.	453,332	14,175,692
Sage Therapeutics, Inc. (a)	114,675	4,470,032
Sarepta Therapeutics, Inc. (a)	146,600	17,281,208
TG Therapeutics, Inc. (a)(b)	1,279,000	15,041,040
Turning Point Therapeutics, Inc.	200,200	10,312,302
Viela Bio, Inc.	537,982	21,858,209
Xenon Pharmaceuticals, Inc. (a)	1,038,759	13,462,317
Zymeworks, Inc. (a)	144,400	5,274,932
		490,897,661
Health Care Equipment & Supplies - 3.4%
Haemonetics Corp. (a)	274,800	31,266,744
Hill-Rom Holdings, Inc.	246,400	27,717,536
Masimo Corp. (a)	219,400	46,931,854
Nevro Corp. (a)	177,600	20,892,864
STERIS PLC	156,900	22,358,250
		149,167,248
Health Care Providers & Services - 2.5%
Chemed Corp.	59,700	24,869,229
LHC Group, Inc. (a)	323,400	42,038,766
Molina Healthcare, Inc. (a)	274,100	44,944,177
		111,852,172
Health Care Technology - 1.3%
HMS Holdings Corp. (a)	608,265	17,441,999
Inspire Medical Systems, Inc. (a)	295,443	21,171,445
Teladoc Health, Inc. (a)(b)	109,400	18,006,146
		56,619,590
Life Sciences Tools & Services - 1.7%
Bio-Rad Laboratories, Inc. Class A (a)	79,400	34,943,940
Bruker Corp.	596,600	23,458,312
ICON PLC (a)	93,500	15,003,945
		73,406,197
Pharmaceuticals - 1.3%
Arvinas Holding Co. LLC (a)	254,300	13,350,750
IMARA, Inc.	179,039	3,294,318
MyoKardia, Inc. (a)	366,115	22,999,344
Theravance Biopharma, Inc. (a)	683,172	19,921,296
		59,565,708

TOTAL HEALTH CARE		941,508,576

INDUSTRIALS - 15.0%
Aerospace & Defense - 1.2%
Moog, Inc. Class A	500,798	24,779,485
Teledyne Technologies, Inc. (a)	81,012	26,383,178
		51,162,663
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	1,304,769	26,408,525
Building Products - 1.9%
Allegion PLC (b)	190,941	19,197,208
Armstrong World Industries, Inc.	304,463	23,468,008
Simpson Manufacturing Co. Ltd. (b)	550,485	39,689,969
		82,355,185
Commercial Services & Supplies - 0.7%
Tetra Tech, Inc.	432,416	32,552,276
Construction & Engineering - 2.9%
Comfort Systems U.S.A., Inc. (b)	723,330	24,086,889
Construction Partners, Inc. Class A (a)(b)	914,102	16,755,490
EMCOR Group, Inc.	536,098	34,058,306
Fluor Corp.	900,200	10,532,340
Jacobs Engineering Group, Inc.	253,273	20,958,341
Valmont Industries, Inc.	197,741	23,183,155
		129,574,521
Electrical Equipment - 1.6%
Atkore International Group, Inc. (a)	1,146,759	27,912,114
Generac Holdings, Inc. (a)	437,073	42,588,393
		70,500,507
Machinery - 3.3%
Allison Transmission Holdings, Inc.	511,861	18,601,029
ESCO Technologies, Inc.	436,078	33,272,751
Federal Signal Corp. (b)	772,421	20,801,298
ITT, Inc.	576,385	30,387,017
Oshkosh Corp.	245,900	16,605,627
SPX Flow, Inc. (a)	877,407	28,577,146
		148,244,868
Professional Services - 0.9%
CBIZ, Inc. (a)	1,675,325	39,788,969
Clarivate Analytics PLC (a)	42,300	972,054
		40,761,023
Road & Rail - 0.4%
Landstar System, Inc.	169,629	17,524,372
Trading Companies & Distributors - 1.5%
Kaman Corp.	683,943	26,509,631
MRC Global, Inc. (a)	1,761,920	9,443,891
Rush Enterprises, Inc. Class A	342,276	12,835,350
Univar, Inc. (a)	1,236,654	17,956,216
		66,745,088

TOTAL INDUSTRIALS		665,829,028

INFORMATION TECHNOLOGY - 16.2%
Electronic Equipment & Components - 2.8%
ePlus, Inc. (a)	336,122	23,780,632
Fabrinet (a)	464,474	29,145,744
II-VI, Inc. (a)(b)	725,400	24,968,268
Insight Enterprises, Inc. (a)	493,700	26,802,973
TTM Technologies, Inc. (a)	1,735,185	20,110,794
		124,808,411
IT Services - 5.6%
Amdocs Ltd.	215,900	13,912,596
CACI International, Inc. Class A (a)	112,571	28,158,510
Endava PLC ADR (a)	524,006	22,935,743
EPAM Systems, Inc. (a)	87,548	19,338,478
ExlService Holdings, Inc. (a)	430,884	26,598,469
ManTech International Corp. Class A	375,944	28,030,385
Maximus, Inc.	339,101	22,828,279
Perspecta, Inc.	1,421,300	30,657,441
Science Applications International Corp. (b)	495,899	40,495,112
WNS Holdings Ltd. sponsored ADR (a)	378,103	18,470,332
		251,425,345
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Energy Industries, Inc. (a)	486,699	27,060,464
Ambarella, Inc. (a)	341,500	17,956,070
Cabot Microelectronics Corp.	259,700	31,823,638
Diodes, Inc. (a)	457,600	23,287,264
Entegris, Inc.	521,713	28,292,496
MKS Instruments, Inc.	218,500	21,900,255
Semtech Corp. (a)	673,200	30,455,568
Synaptics, Inc. (a)	405,500	26,515,645
		207,291,400
Software - 3.1%
Altair Engineering, Inc. Class A (a)(b)	567,100	18,708,629
Everbridge, Inc. (a)(b)	282,900	31,509,402
Five9, Inc. (a)	559,900	51,885,928
Pegasystems, Inc.	198,700	16,615,294
Workiva, Inc. (a)	514,700	19,738,745
		138,457,998

TOTAL INFORMATION TECHNOLOGY		721,983,154

MATERIALS - 3.5%
Chemicals - 1.4%
Chase Corp.	193,994	18,285,874
Innospec, Inc.	349,400	25,338,488
Olin Corp.	701,300	9,362,355
Tronox Holdings PLC	1,216,000	8,293,120
		61,279,837
Construction Materials - 0.3%
Eagle Materials, Inc.	228,900	13,965,189
Containers & Packaging - 0.4%
O-I Glass, Inc.	1,123,100	9,254,344
Sonoco Products Co.	223,100	10,896,204
		20,150,548
Metals & Mining - 0.9%
B2Gold Corp.	4,774,200	24,146,247
Steel Dynamics, Inc.	632,618	15,353,639
		39,499,886
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp. (b)	1,042,900	20,858,000

TOTAL MATERIALS		155,753,460

REAL ESTATE - 7.1%
Equity Real Estate Investment Trusts (REITs) - 6.5%
Americold Realty Trust	901,900	27,589,121
CoreSite Realty Corp.	237,400	28,770,506
CubeSmart	1,263,200	31,832,640
Equity Commonwealth	564,400	19,161,380
Equity Lifestyle Properties, Inc.	302,558	18,247,273
Lexington Corporate Properties Trust	4,036,300	42,179,335
PS Business Parks, Inc.	289,700	37,397,373
Rexford Industrial Realty, Inc.	1,097,300	44,682,056
Terreno Realty Corp.	766,800	42,035,976
		291,895,660
Real Estate Management & Development - 0.6%
Cushman & Wakefield PLC (a)	2,106,000	25,630,020

TOTAL REAL ESTATE		317,525,680

UTILITIES - 3.6%
Electric Utilities - 1.6%
Allete, Inc.	353,800	20,364,728
Hawaiian Electric Industries, Inc. (b)	254,700	10,053,009
IDACORP, Inc.	167,800	15,400,684
PNM Resources, Inc. (b)	604,862	24,490,862
		70,309,283
Gas Utilities - 1.3%
New Jersey Resources Corp.	363,000	12,262,140
Southwest Gas Holdings, Inc. (b)	278,537	21,113,105
Spire, Inc.	321,608	23,464,520
		56,839,765
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Energy Corp.	714,751	13,966,235
Multi-Utilities - 0.4%
Algonquin Power & Utilities Corp.	1,386,400	19,201,640

TOTAL UTILITIES		160,316,923

TOTAL COMMON STOCKS
(Cost $3,991,223,160)		4,343,436,849

Money Market Funds - 6.3%
Fidelity Cash Central Fund 0.16% (c)	119,092,927	119,128,655
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	162,268,275	162,284,502
TOTAL MONEY MARKET FUNDS
(Cost $281,401,453)		281,413,157
TOTAL INVESTMENT IN SECURITIES - 103.9%
(Cost $4,272,624,613)		4,624,850,006
NET OTHER ASSETS (LIABILITIES) - (3.9)%(e)		(171,966,368)
NET ASSETS - 100%		$4,452,883,638

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	483	June 2020	$31,556,805	$3,388,417	$3,388,417

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $3,429,300 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,391,296
Fidelity Securities Lending Cash Central Fund	355,076
Total	$1,746,372

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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